UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                77450
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/07

Date of reporting period: 09/28/07

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Item 1.  Schedule of Investments.



                              Foresight Value Fund
                            Schedule of Investments
                           September 28, 2007 (Unaudited)


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 99.47%


     AUTO MANUFACTURERS (MAJOR) - 3.64%

     General Motors Corp. ...........................   1000           $  36,700
                                                                       ---------
     AUTO PARTS - 4.31%

     Superior Industries International ..............   2000           $  43,380
                                                                       ---------
     BUILDING MATERIALS (GENERAL) - 5.59%

     USG Corporation ................................   1500           $  56,325
                                                                       ---------
     CATV SYSTEMS - 4.96%

     Liberty Media Holding Corp. - Capital * ........    400           $  49,932
                                                                       ---------
     COMMUNICATION SERVICES - 15.07%

     IDT Corp. CL B * ...............................   3000           $  25,110
     Level 3 Communications, inc. * .................  15000              69,750
     Sprint Nextel Corp. ............................   3000              57,000
                                                                       ---------
                                                                       $ 151,860
                                                                       ---------
     DIVERSIFIED ELECTRONICS - 3.20%

     AVX Corp. ......................................   2000           $  32,200
                                                                       ---------

     HOME FURNISHING STORES - 3.39%

     Bed, Bath & Beyond * ...........................   1000           $  34,120
                                                                       ---------
     MONEY CENTER BANKS - 4.38%

     Bank of New York Mellon Corporation ............   1000           $  44,140
                                                                       ---------
     OIL & GAS (INDEPENDENT) - 9.01%

     Chesapeake Energy Corp. ........................   1300           $  45,838
     Pioneer Natural Resources Co. ..................   1000              44,980
                                                                       ---------
                                                                       $  90,818
                                                                       ---------
     OIL & GAS DRILLING & EXPLORATION - 6.83%

     Pioneer Drilling Co. * .........................   2000           $  24,360
     Whiting Petroleum Corp. * ......................   1000              44,450
                                                                       ---------
                                                                       $  68,810
                                                                       ---------
     OIL & GAS PIPELINES - 5.05%

     El Paso Corporation ............................   3000           $  50,910
                                                                       ---------
     PERSONAL COMPUTERS - 8.22%

     DELL, INC.* ....................................   3000           $  82,800
                                                                       ---------
     PROCESSED & PACKAGED GOODS - 3.65%

     Del Monte Foods Co. ............................   3500           $  36,750
                                                                       ---------
     REAL ESTATE DEVELOPMENT - 4.00%

     Consolidated-Tomoka Land Co. ...................    600           $  40,326
                                                                       ---------
     RECREATIONAL VEHICLES - 3.67%

     Harley-Davidson, Inc. ..........................    800           $  36,968
                                                                       ---------
     RESIDENTIAL CONSTRUCTION - 4.06%

     M.D.C. Holdings, Inc. ..........................   1000           $  40,940
                                                                       ---------
     SEMICONDUCTOR (BROAD LINE) - 5.13%

     Intel Corp. ....................................   2000           $  51,720
                                                                       ---------
     TOYS & GAMES - 5.30%

     JAKKS Pacific, Inc. * ..........................   2000           $  53,420
                                                                       ---------

     TOTAL COMMON STOCKS (COST $921,208) ............................ $1,002,119
                                                                      ----------

CASH EQUIVALENTS - 0.62%

     MONEY MARKET FUNDS

     Prime Obligation Fund ISS (4.93% Yield) ........ 6,267           $    6,267
                                                                      ----------
     TOTAL CASH EQUIVALENTS (COST $6,267) ..........................  $    6,267
                                                                      ----------

TOTAL INVESTMENTS (COST $927,475) - 100.09% ......................... $1,008,386
                                                                      ----------

CASH AND OTHER ASSETS NET OF LIABILITIES - (0.09)% .................. $    (941)
                                                                      ----------

NET ASSETS - 100.00% ................................................ $1,007,445
                                                                      ==========

*  Non-income producing security



ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  10/8/07


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  10/8/07


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  10/8/07


                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)